Business and Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Business and Organization and Going Concern [Abstract]
Business and Organization

Note 1 — Business and Organization

Fibrocell Science, Inc. (“Fibrocell” or the “Company” or the “Successor”) is the parent company of Fibrocell Technologies (“Fibrocell Tech”) and Agera Laboratories, Inc., a Delaware corporation (“Agera”). Fibrocell Technologies is the parent company of Isolagen Europe Limited, a company organized under the laws of the United Kingdom (“Isolagen Europe”), Isolagen Australia Pty Limited, a company organized under the laws of Australia (“Isolagen Australia”), and Isolagen International, S.A., a company organized under the laws of Switzerland (“Isolagen Switzerland”).

The Company is an aesthetic and therapeutic development stage biotechnology company focused on developing novel skin and tissue rejuvenation products. The Company’s clinical development product candidates are designed to improve the appearance of skin injured by the effects of aging, sun exposure, acne and burns with a patient’s own, or autologous, fibroblast cells produced in the Company’s proprietary Fibrocell Process. The Company’s lead product, LAVIV™ (LAVIV), is the first and only personalized aesthetic cell therapy approved by the FDA for the improvement of the appearance of moderate to severe nasolabial fold wrinkles in adults. The Company also markets an advanced skin care line with broad application in core target markets through its consolidated subsidiary, Agera. The Company owns 57% of the outstanding shares of Agera.

Note 1 — Business and Organization

Fibrocell Science, Inc. (“Fibrocell” or the “Company” or the “Successor”) is the parent company of Fibrocell Technologies (“Fibrocell Tech”) and Agera Laboratories, Inc., a Delaware corporation (“Agera”). Fibrocell Technologies is the parent company of Isolagen Europe Limited, a company organized under the laws of the United Kingdom (“Isolagen Europe”), Isolagen Australia Pty Limited, a company organized under the laws of Australia (“Isolagen Australia”), and Isolagen International, S.A., a company organized under the laws of Switzerland (“Isolagen Switzerland”).

The Company is an aesthetic and therapeutic company focused on developing novel skin and tissue rejuvenation products. The Company’s clinical development product candidates are designed to improve the appearance of skin injured by the effects of aging, sun exposure, acne and burns with a patient’s own, or autologous, fibroblast cells produced in the Company’s proprietary Fibrocell Process. The Company also markets an advanced skin care line with broad application in core target markets through its Agera subsidiary.

In October 2006, the Predecessor Company reached an agreement with the U.S. Food and Drug Administration (“FDA”) on the design of a Phase III pivotal study protocol for the treatment of nasolabial folds/wrinkles. The randomized, double-blind protocol was submitted to the FDA under the agency’s Special Protocol Assessment (“SPA”) regulations. Pursuant to this assessment process, the FDA has agreed that the Predecessor Company’s study design for two identical trials, including patient numbers, clinical endpoints, and statistical analyses, is acceptable to the FDA to form the basis of an efficacy claim for a marketing application. The randomized, double-blind, pivotal Phase III trials will evaluate the efficacy and safety of our product against placebo in approximately 400 patients with approximately 200 patients enrolled in each trial. The Predecessor Company completed enrollment of the study and commenced injection of subjects in early 2007. All injections were completed in January 2008 and top line results from this trial were publically announced in August 2008. The data analysis, including safety data, was publically released in October 2008. The related Biologics License Application (“BLA”) was submitted to the FDA in March 2009. In May 2009, the Predecessor Company announced that the FDA had completed its initial review of the Company’s BLA related to its nasolabial folds/wrinkles product candidate and that the FDA had accepted (or filed) the BLA for full review.

On October 9, 2009, the FDA Cellular, Tissue and Gene Therapies Advisory Committee reviewed the Company’s nasolabial folds/wrinkles product candidate. The Committee voted 11 “yes” to 3 “no” that the data presented on our product demonstrated efficacy, and 6 “yes” to 8 “no” that the data demonstrated safety; both for the proposed indication of treatment of nasolabial folds/wrinkles. The Committee’s recommendations are not binding on the FDA, but the FDA will consider their recommendations during their review of our application. The United States Adopted Names (“USAN”) Council adopted the USAN name, azficel-T, for our nasolabial folds/wrinkles product candidate on October 28, 2009, and the FDA is currently evaluating a proposed brand name, laViv ®.

On December 21, 2009, Fibrocell received a Complete Response letter from the FDA related to the BLA for azficel-T, an autologous cell therapy for the treatment of moderate to severe nasolabial folds/wrinkles in adults. A Complete Response letter is issued by the FDA’s Center for Biologics Evaluation and Research (“CBER”) when the review of a file is completed and additional data are needed prior to approval. The Complete Response letter requested that Fibrocell Science provide data from a histopathological study on biopsied tissue samples from patients following injection of azficel-T. The histology study (IT-H-001) will evaluate tissue treated with azficel-T as compared to tissue treated with sterile saline (placebo). The study will also provide information about the skin after treatment, including evaluation of collagen and elastin fibrils, and cellular structure of the sampled tissues. The Company submitted a proposed protocol concerning a histopathological study on biopsied samples to the FDA and to the Company’s Investigational Review Board (“IRB”). The IRB has approved the protocol and the Company received the comments from the FDA on the protocol in May 2010.

On May 13, 2010, the Company announced the initiation of the small histology study of azficel-T, discussed above. The study had a target enrollment of approximately 20 participants from the completed and statistically significant pivotal Phase III studies of azficel-T (IT-R-005 and IT-R-006). The Company announced on July 8, 2010, the completion of enrollment of and first treatment visits for participants in its histology study of azficel-T. The second treatment visits for participants enrolled in the histology study of azficel-T were completed by the end of July. The third treatment visits for participants enrolled in the histology study of azficel-T were completed by the end of August.

The Complete Response letter also requested finalized Chemistry, Manufacturing and Controls (“CMC”) information regarding the manufacture of azficel-T as follow-up to discussions that occurred during the BLA review period, as well as revised policies and procedures.

The Company announced on December 20, 2010, that it had submitted its complete response to the Complete Response (“CR”) letter issued by the FDA regarding the Company’s BLA for azficel-T. On January 22, 2011, the FDA accepted for review the Company’s complete response submission. Even though the FDA has accepted the Company’s response for complete evaluation, there is no assurance that it will approve our product. The FDA, under the Prescription Drug User Fee Act (“PDUFA”), has a target six months review window to completely evaluate the Company’s response. The PDUFA date is June 22, 2011.

Trading of Common Stock

The Predecessor’s common stock ceased trading on the NYSE Amex on May 6, 2009 and in June 2009 the NYSE Amex delisted the Predecessor’s common stock from listing on the NYSE Amex. Upon the Effective Date, the outstanding common stock of the Predecessor Company was cancelled for no consideration. Consequently, the Predecessor’s stockholders prior to the Effective Date no longer have any interest as stockholders of the Predecessor Company by virtue of their ownership of the Predecessor’s common stock prior to the emergence from bankruptcy. On October 21, 2009, the Successor Company was available for trading on the OTC Bulletin Board under the symbol “FCSC”.